Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2024
Finance lease receivables.
Schedule of movement in finance lease receivables

	2024	2023
	US$’000	US$’000
At beginning of the financial year	2,684	10,526
Additions	16,396	—
Repayments	(7,915)	(7,842)
At end of the financial year	11,165	2,684

Schedule of maturity analysis of lease receivables, showing the undiscounted lease payments to be received

	Less than	Between 1	Between 2
	1 year	and 2 years	and 3 years	Total
	US$’000	US$’000	US$’000	US$’000
At 31 December 2024
Undiscounted lease receivables	8,765	2,921	—	11,686
Less: Unearned finance income	(482)	(39)	—	(521)
	8,283	2,882	—	11,165
At 31 December 2023
Undiscounted lease receivables	2,707	—	—	2,707
Less: Unearned finance income	(23)	—	—	(23)
	2,684	—	—	2,684